Mizuho Financial Group, Inc., parent company	12 Months Ended
Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Mizuho Financial Group, Inc., parent company
33. Mizuho Financial Group, Inc., parent company
The following tables present the parent company only financial information of MHFG:
Condensed balance sheets

	2020	2021
	(in millions of yen)
Assets:
Cash and due from banking subsidiaries	43,016	44,619
Interest-bearing deposits in banking subsidiaries	218	347
Investments in subsidiaries and affiliated companies:
Banking subsidiaries	8,104,662	8,561,350
Non-banking subsidiaries and affiliated companies	1,139,694	1,241,783
Long-term loans receivable from a banking subsidiary	6,539,819	7,851,894
Other	471,225	549,068

Total	16,298,634	18,249,061

Liabilities and shareholders’ equity:
Short-term borrowings from a banking subsidiary	860,000	850,000
Long-term debt	6,555,053	7,875,414
Other liabilities	371,216	418,409
Shareholders’ equity	8,512,365	9,105,238

Total	16,298,634	18,249,061

Condensed statements of income

	2019	2020	2021
	(in millions of yen)
Income:
Dividends from subsidiaries and affiliated companies:
Banking subsidiaries	267,724	23,824	214,473
Non-banking subsidiaries and affiliated companies	23,392	12,850	17,499
Management fees from subsidiaries	39,292	38,004	36,334
Interest income on loans and discounts	106,920	123,354	128,697
Gains on disposal of premises and equipment	—	10,866	—
Other income	9,575	7,088	12,010

Total	446,903	215,986	409,013

Expenses:
Operating expenses	40,680	38,951	37,979
Interest expense	110,861	126,516	130,812
Other expense	59,049	25,313	8,842

Total	210,590	190,780	177,633

Equity in undistributed net income (loss) of subsidiaries	(173,142)	130,930	341,369

Income before income tax expense	63,171	156,136	572,749
Income tax expense (benefit)	(21,300)	5,941	(9,016)

Net income	84,471	150,195	581,765

Condensed statements of cash flows

	2019	2020	2021
	(in millions of yen)
Cash flows from operating activities:
Net income	84,471	150,195	581,765
Adjustments and other	197,193	(92,059)	(390,748)

Net cash provided by operating activities	281,664	58,136	191,017

Cash flows from investing activities:
Proceeds from sales of Equity securities	139,719	—	—
Net change in loans	(1,075,059)	(1,496,047)	(1,167,385)
Purchases of premises and equipment	(11,640)	(43,406)	(41,382)
Proceeds from sales of premises and equipment	—	209,657	55,624
Net change in other investing activities	(1,310)	(5,150)	(1,245)

Net cash used in investing activities	(948,290)	(1,334,946)	(1,154,388)

Cash flows from financing activities:
Net change in short-term borrowings	(140,000)	(85,505)	(10,000)
Proceeds from issuance of long-term debt	1,075,059	1,531,047	1,477,385
Repayment of long-term debt	—	(35,000)	(310,000)
Proceeds from issuance of common stock	3	—	—
Purchases of treasury stock	(2,124)	(1,441)	(1,849)
Dividends paid	(190,413)	(190,386)	(190,498)
Net change in other financing activities	437	962	65

Net cash provided by financing activities	742,962	1,219,677	965,103

Effect of exchange rate changes on cash and cash equivalents	540	—	—

Net increase (decrease) in cash and cash equivalents	76,876	(57,133)	1,732
Cash and cash equivalents at beginning of fiscal year	23,491	100,367	43,234

Cash and cash equivalents at end of fiscal year	100,367	43,234	44,966